INCOME TAXES EXPENSES (Details Textual)	12 Months Ended								0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2013 Apex Wealth Holdings Limited [Member] Hong Kong [Member]	Dec. 31, 2013 Dalian Xinding [Member] PRC [Member]	Mar. 16, 2007 TOFA And Tongda [Member]	Dec. 31, 2013 TOFA And Tongda [Member] PRC [Member]	Dec. 31, 2012 TOFA And Tongda [Member] PRC [Member]	Dec. 31, 2011 TOFA And Tongda [Member] PRC [Member]	Dec. 31, 2013 Panjin Tofa Zhaodong Tofa And Mudanjiang [Member] PRC [Member]	Dec. 31, 2013 Tofa [Member]	Dec. 31, 2012 Tofa [Member]	Dec. 31, 2013 Tongda [Member]
Schedule of Income Tax Expenses [Line Items]
Effective Income Tax Rate, Continuing Operations	18.80%	20.30%	15.30%				16.50%	25.00%	15.00%	15.00%	15.00%	15.00%	25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate				25.00%	25.00%	25.00%								15.00%	15.00%
Effective Income Tax Rate Reconciliation, Tax Settlements																15.00%